Organization and Business of Companies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure
LiNiu Group, through its ownership of AGRL, had thirteen wholly owned subsidiaries listed in the table below.

Subsidiaries	Date of Incorporation	Place of Incorporation
Kasino Fortune Investments Limited (“Kasino Fortune”)*	February 16, 2007	British Virgin Islands
Billion Boom International Limited (“Billion Boom”)*	November 1, 2007	British Virgin Islands
Super Number Limited (“Super Number”)*	April 11, 2011	British Virgin Islands
Jubilee Dynasty Ltd. (“Jubilee Dynasty”)	May 18, 2012	British Virgin Islands
Frontier Champion Limited (“Frontier”)*	May 28, 2013	British Virgin Islands
Robust South Limited (“Robust”) *	February 12, 2015	British Virgin Islands
Yuwang Limited (“Yuwang”)*	March 11, 2015	British Virgin Islands
Sino Hero Enterprises Limited (“Sino Hero”)*	March 16, 2015	British Virgin Islands
Bliss Time Enterprises Limited (“Bliss”)*	March 30, 2015	British Virgin Islands
Brave Ring Limited (“Brave”) *	March 30, 2015	British Virgin Islands
Yong Kang Holdings Limited (“Yong”) *	April 21, 2015	British Virgin Islands
Prospect Jade Limited (“Prospect”) *	April 22, 2015	British Virgin Islands
Iao Kun Jeju Hotel Company Limited (“Jeju”) *	April 5, 2016	Hong Kong

* All subsidiaries except Jubliee Dynasty are currently inactive.

Schedule of Business Acquisitions, by Acquisition
The following companies are the Promotion Entities:

VIP Gaming Promotion Entities	Date Formed	Location	Subsidiary holds 100% of Profit Interest	Effective date of profit interest agreement

Sang Heng Gaming Promotion Company Limited ( Sang Heng )**	March 28, 2007	Star World Hotel and Casino Downtown Macau	Kasino Fortune	February 2, 2010

King’s Gaming Promotion Ltd. ( King’s Gaming )**	April 15, 2008	Sands Cotai Central Cotai, Macau	Billion Boom	November 10, 2010

Sang Lung Gaming Promotion Company Limited ( Sang Lung )**	March 28, 2011	Galaxy Macau Resort, Macau	Super Number	May 15, 2011

Bao Li Gaming Promotion Ltd. ( Bao Li )**	November 3, 2009	City of Dreams Hotel & Casino Cotai, Macau	Jubilee Dynasty	September 1, 2012

Mr. Lam Chou In (Collaborator) ***		Le Royal Arc Casino Downtown, Macau	Frontier Champion	July 1, 2013

Mr. Lou Kan Kuong (Crown Australia Junket Operator) ****		Crown Perth Casino in Perth, Australia and Crown Melbourne Casino in Melbourne, Australia	Sino Hero and Yuwang	May 16, 2015

** This is a Promoter Company in Macau.

*** According to Macau laws, a collaborator needs to enter into an agreement with a licensed gaming promoter and register with the Gaming Inspection and Coordination Bureau of the Macau SAR.

**** On May 15, 2015, the Company entered into agreements to acquire all of the profit interests of Mr. Lou Kan Kuong (“Mr. Lou” or the “Crown Australia Junket Operator”) promotion activities at the Crown Perth Casino in Perth, Australia and at the Crown Melbourne Casino in Melbourne, Australia with the consideration of $200 in total. Mr. Lou, who is currently an officer of LiNiu Group, entered into agreements to act as a junket operator for the above two casinos on June 24, 2013. The profit interests were acquired as an asset purchase for the historical costs of establishing the agreements between Mr. Lou and Australian casinos as a related party transaction. The Company entered into the agreement to expand to overseas markets for its existing agent network in Macau.